As filed with the U.S. Securities and Exchange Commission on November 21, 2014

File No.  333-182274
File No.:  811-22310

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 6	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 8	☒

FACTORSHARES TRUST
(Exact Name of Registrant as Specified in Charter)

35 Beechwood Road, Suite 2B
Summit, New Jersey 07091
 (Address of Principal Executive Offices, Zip Code)

 (Registrant’s Telephone Number, including Area Code)
(877) 756-7873

SR Services, LLC
300 Delaware Avenue, Suite 800
Wilmington, DE 19801
 (Name and Address of Agent for Service)

Copy to:
W. John McGuire
Bingham McCutchen LLP
2020 K Street NW
Washington, D.C. 20006-1806

It is proposed that this filing will become effective

☒	immediately upon filing pursuant to paragraph (b)
☐	on ___________ pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on ___________ pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on ___________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box

[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: This Post-Effective Amendment (“PEA”) No. 6 to the FactorShares Trust (the “Trust”) Registration Statement on Form N-1A hereby incorporates Parts A, B and C from the Trust’s PEA No. 5 on Form N-1A filed November 4, 2014.  This PEA No. 6 is filed for the sole purpose of submitting the XBRL exhibits for the risk return summary first provided in PEA No. 5 to the Trust’s Registration Statement for its series: PureFunds ISE Cyber Security ETF.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940, the Trust certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement on Form N-1A under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 6 to the Registrant’s Registration Statement (File No. 333-182274) to be signed on its behalf by the undersigned, duly authorized, in the City of Summit, State of New Jersey, on this 21st day of November, 2014.

FactorShares Trust

By:	/s/ Samuel Masucci, III
Samuel Masucci, III
Trustee and President

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacity indicated on November 21, 2014.

Signature	Title

/s/ Samuel Masucci, III	Trustee, President and Treasurer (principal financial officer and principal accounting officer)
Samuel Masucci, III

/s/ John W. Southard*	Trustee
John W. Southard

/s/ Terry Loebs*	Trustee
Terry Loebs

/s/ Samuel Masucci, III
*Samuel Masucci, III, Power of Attorney

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EXHIBIT LIST

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE

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